AVAILABLE-FOR-SALE FINANCIAL ASSETS (Details) - Schedule of Available-For-Sale Financial Assets - Financial assets available-for-sale, category [member] £ in Millions	Dec. 31, 2017 GBP (£)
The Group [member]
Debt securities:
Government securities	£ 34,708
Bank and building society certificates of deposit	167
Asset-backed securities:
Mortgage-backed securities	1,156
Other asset-backed securities	255
Corporate and other debt securities	4,615
40,901
Equity shares	816
Total available-for-sale financial assets	41,717
The Bank [member]
Debt securities:
Government securities	34,571
Bank and building society certificates of deposit	167
Asset-backed securities:
Mortgage-backed securities	1,129
Other asset-backed securities	65
Corporate and other debt securities	5,871
41,803
Equity shares	763
Total available-for-sale financial assets	£ 42,566